ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4. ACCOUNTS RECEIVABLE, NET

	At December 31,
	2017	2018
Accounts receivable
– from EPC services (billed)	$7,091,310	$9,078,144
– from EPC services (unbilled)	1,835,203	526,848
– from solar power project assets (1)	7,124,003	7,045,546
– from electricity generation revenue (2)	7,184,721	17,832,924
– others	76,849	-

Allowance for doubtful accounts	-	-
Accounts receivable, net	$23,312,086	$34,483,462

(1)
As of December 31, 2018,
receivables by post-dated checks were
$9,034,526 and date of acceptance were from May 31, 2019 to November 30, 2021. Whereas $3,215,926 were classified as current and recorded in accounts receivable from solar power project assets and $5,818,600 were classified as non-current and recorded in other non-current assets.
The non-current accounts receivable was discounted and interest income will be recognized over the discount period accordingly.

(2)	Accounts receivable from electricity generation revenue includes the receivables from the sales of green certificates.

ALLOWANCES FOR DOUBTFUL RECEIVABLES

The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

The Company did not provide an allowance for doubtful debts during the years ended December 31, 2016, 2017 or 2018.

As of December 31, 2017, no individual customer has greater than 10% of the accounts receivable. As of December 31, 2018, receivables from an EPC services customer amounted to $6,036,988 (17%), which is greater than 10% of the account balances.